VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Real Estate Investment Trusts—99.2%
Data Centers—12.4%
Digital Realty Trust, Inc.	152,175	$ 20,480
Equinix, Inc.	34,151	27,505
		47,985

Gaming REITs—4.4%
VICI Properties, Inc. Class A	541,750	17,271
Health Care—11.7%
Healthpeak Properties, Inc.	139,520	2,763
Sabra Health Care REIT, Inc.	485,105	6,922
Ventas, Inc.	366,450	18,264
Welltower, Inc.	195,610	17,638
		45,587

Industrial/Office—19.4%
Industrial—16.4%
Americold Realty Trust, Inc.	111,900	3,387
Prologis, Inc.	340,441	45,381
Rexford Industrial Realty, Inc.	265,925	14,918
		63,686

Office—3.0%
Alexandria Real Estate Equities, Inc.	60,734	7,699
Cousins Properties, Inc.	152,746	3,720
		11,419

Total Industrial/Office		75,105

Lodging/Resorts—2.3%
Host Hotels & Resorts, Inc.	195,744	3,811
Ryman Hospitality Properties, Inc.	47,507	5,229
		9,040

Residential—20.4%
Apartments—10.0%
Apartment Income REIT Corp.	327,995	11,391
AvalonBay Communities, Inc.	63,815	11,947
Mid-America Apartment Communities, Inc.	53,040	7,132
UDR, Inc.	215,400	8,248
		38,718

Manufactured Homes—4.4%
Sun Communities, Inc.	129,612	17,322
	Shares	Value

Single Family Homes—6.0%
American Homes 4 Rent Class A	404,450	$ 14,544
Invitation Homes, Inc.	252,760	8,622
		23,166

Total Residential		79,206

Retail—15.5%
Free Standing—4.9%
Realty Income Corp.	332,474	19,091
Regional Malls—4.3%
Simon Property Group, Inc.	116,146	16,567
Shopping Centers—6.3%
Brixmor Property Group, Inc.	494,256	11,501
Kimco Realty Corp.	91,420	1,948
Regency Centers Corp.	165,000	11,055
		24,504

Total Retail		60,162

Self Storage—8.6%
CubeSmart	302,114	14,003
Public Storage	62,955	19,201
		33,204

Telecommunications REITs—4.5%
American Tower Corp.	55,295	11,937
SBA Communications Corp. Class A	22,000	5,581
		17,518

Total Common Stocks (Identified Cost $265,145)		385,078

Total Long-Term Investments—99.2% (Identified Cost $265,145)		385,078

TOTAL INVESTMENTS—99.2% (Identified Cost $265,145)		$385,078
Other assets and liabilities, net—0.8%		3,052
NET ASSETS—100.0%		$388,130

Abbreviation:
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$385,078	$385,078
Total Investments	$385,078	$385,078
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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